Related-Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010
Amount reimbursed to NCM LLC for the net book value of capital expenditures									$ 3.0
Advertising operating costs, related party affiliates	1.0		0.7		1.7		1.2
Accounts payable, related parties	1.0				1.0				0.9
Founding Members [Member]
Cash payment due to founding members/managing member	20.5				20.5				22.1		25.7
Managing Member [Member]
Cash payment due to founding members/managing member	19.3				19.3				21.0		24.1
Showplex [Member]
Advertising operating costs, related party affiliates	0.1	[1]			0.2	[1]			0.2
Accounts payable, related parties	0.1	[1]			0.1	[1]			0.1	[1]	0.1
LA Live [Member]
Advertising operating costs, related party affiliates									0.3		0.1
Accounts payable, related parties									0.1		0.1
Starplex [Member]
Advertising operating costs, related party affiliates	0.8	[2]	0.7	[2]	1.3	[2]	1.1	[2]	2.9		1.3
Accounts payable, related parties	$ 0.8	[2]			$ 0.8	[2]			$ 0.7	[2]	$ 0.5

[1]	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.
[2]	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.